S000010514 [Member] Expense Example - AB Wealth Appreciation Strategy	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 523
Expense Example, with Redemption, 3 Years	785
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	1,871
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278	[1]
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	2,140
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	$ 1,223

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.